Subsequent Events - Additional Information (Details) - USD ($)	Oct. 26, 2021	Jan. 27, 2021	Jan. 24, 2021	Jan. 06, 2022	Nov. 30, 2021	Sep. 30, 2021	Feb. 11, 2021	Jan. 26, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Shares issued, price per share						$ 10.00	$ 10.00		$ 10.00
Class of warrants exercise price per share			$ 11.50			$ 11.50			$ 11.50
Class B Common Stock | GSAM Client [Member]
Subsequent Event [Line Items]
Percentage of shares forfeited by sponsor									50.00%
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Long term debt gross				$ 499,700	$ 100,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | Fast Radius [Member] | Prior to OctoberTwenty Six Two Thousand and Twenty Two [Member]
Subsequent Event [Line Items]
Debt Instrument Percentage of Convertible Conversion Price	90.00%
Subsequent Event [Member] | Convertible Promissory Note [Member] | Fast Radius [Member] | On or After OctoberTwenty Six Two Thousand and Twenty Two [Member]
Subsequent Event [Line Items]
Debt Instrument Percentage of Convertible Conversion Price	80.00%
Subsequent Event [Member] | Note Purchase Agreement [Member] | Convertible Promissory Note [Member] | Fast Radius [Member]
Subsequent Event [Line Items]
Debt instrument principal amount	$ 7,000,000.0
Debt instrument maturity date	Oct. 26, 2023
Det instrument stated percentage	6.00%
Cumulative aggregate gross proceeds on sale of preferred equity	$ 40,000,000.0
Note purchase agreement cash payment basis	ECP Holdings will be entitled to a cash payment equal to the greater of (A) two times the outstanding principal amount of the ECP Note plus all accrued and unpaid interest and (B) the amount that would be received in such Acquisition transaction if the outstanding principal amount of the ECP Note, plus all accrued and unpaid interest, were converted into Fast Radius common equity immediately prior to the closing of such Acquisition at the applicable conversion price.
Subsequent Event [Member] | GSAM Client [Member]
Subsequent Event [Line Items]
Minimum purchase commitment for not to forfeit shares			$ 25,000,000
Subsequent Event [Member] | Class A Common Stock
Subsequent Event [Line Items]
Shares issued, price per share			$ 10.00
Class of warrants exercise price per share			$ 11.50
Subsequent Event [Member] | Class B Common Stock | GSAM Client [Member]
Subsequent Event [Line Items]
Percentage of shares forfeited by sponsor			50.00%
Subsequent Event [Member] | Forward Purchase Agreement [Member] | GSAM Client [Member] | Maximum
Subsequent Event [Line Items]
Long term purchase commitment amount			$ 50,000,000
Subsequent Event [Member] | Founder Shares
Subsequent Event [Line Items]
Shares outstanding								8,625,000
Line of credit maximum borrowing capacity								$ 300,000
Line of credit		$ 166,238
Line of credit facility terms		The entire unpaid principal balance under the promissory note will be payable on the earlier of (i) December 31, 2021 or (ii) the date on which the Company consummates an initial public offering of its securities.